S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Nov. 04, 2026 USD ($) $ / shares shares
M. Klein & Associates [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 30,000
Churchill Sponsor XIV LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 3,500,000
Securities Issued or to be Issued, Shares | shares	1,500,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Churchill Sponsor XIV LLC [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Securities Issued or to be Issued, Shares | shares	11,500,000
Churchill Sponsor XIV LLC [Member] | Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 3,500,000
Securities Issued or to be Issued, Shares | shares	350,000
Churchill Sponsor XIV LLC [Member] | Loan [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 600,000
Churchill Sponsor XIV LLC [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 3,000,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10